UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001469367

Sunrun Atlas Issuer 2019-2, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001790416

Central Index Key Number of underwriter (if applicable): Not applicable

Jeanna Steele, (415) 982-9000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a consultant’s report, dated October 7, 2019, obtained by Sunrun Inc., which report sets forth a summary of the findings and conclusions of Leidos Engineering, LLC with respect to certain residential photovoltaic solar assets.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Sunrun Atlas Depositor 2019-2, LLC (Depositor)

By: Sunrun Atlas Investor 2019-2, LLC

Its: Sole Member

By: Sunrun Atlas Holdco 2019-2, LLC

Its: Sole Member

By: Sunrun Inc.

Its: Sole Member

Date October 9, 2019

/s/ Jeanna Steele
Name: Jeanna Steele
Title: General Counsel

EXHIBIT INDEX

Exhibit Number	Description

99.1	Consultant’s Report, dated October 7, 2019, of Leidos Engineering, LLC, setting forth findings and conclusions of Leidos with respect to certain residential photovoltaic solar assets.